PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	$ 249,266,827	$ 236,827,991
Less Accumulated Depreciation and Amortization	(33,580,458)	(20,397,067)
Property, Plant and Equipment, Net	215,686,369	216,430,924
Depreciation expense	13,492,771	11,323,468
Capitalized interest	273,699	1,043,392
Land
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	70,888,383	70,888,383
Buildings
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	143,206,685	140,042,534
Furniture and Fixtures
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	827,273	471,696
Leasehold Improvements
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	14,680,328	10,927,265
Equipment and Software
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	9,497,864	8,050,827
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	$ 10,166,294	$ 6,447,286